Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Abacus' Income Statement Information

A summary of Abacus’ income statement information is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenue	$87,039	$83,237	$263,536	$248,814
Operating income	12,876	15,946	42,961	41,683
Net income	10,793	8,887	34,863	30,575

The following table displays the name of each of those investees that we do not control but over which we exert significant influence, and our voting interest in their stock held at December 31, 2013:

Joint Venture	Voting Interest
Auto Holidays (Pty) Limited (South Africa)	50%
ESS Elektroniczne Systemy Spzedazy Sp. zo.o	40%
ABACUS International PTE Ltd	35%
Sabre Bulgaria AD	20%

Depreciation and Amortization Policies for Property and Equipment

Our depreciation and amortization policies are as follows:

Buildings	Lesser of lease term or 35 years
Leasehold improvements	Lesser of lease term or useful life
Furniture and fixtures	5 to 15 years
Equipment, general office and computer	3 to 5 years
Software developed for internal use	3 to 7 years